Shareholder Report, Holdings (Details)	Dec. 31, 2024
Class A | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class A | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class A | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class A | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class A | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class A | Manufactured Home
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class A | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class A | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class A | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class A | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class A | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class A | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | Weyerhaeuser Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class C | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class C | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class C | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class C | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class C | Manufactured Home
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class C | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class C | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class C | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class C | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class C | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class C | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class C | Weyerhaeuser Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class I | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class I | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class I | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class I | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class I | Manufactured Home
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class I | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class I | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class I | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class I | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class I | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class I | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I | Weyerhaeuser Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class L | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class L | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class L | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class L | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class L | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class L | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class L | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class L | Manufactured Home
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class L | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class L | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Class L | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Class L | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class L | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class L | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class L | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class L | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class L | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class L | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class L | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class L | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class L | Weyerhaeuser Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class L | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class R | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class R | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class R | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class R | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class R | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class R | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class R | Manufactured Home
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class R | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class R | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class R | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class R | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class R | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class R | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R | Weyerhaeuser Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Z | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class Z | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class Z | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class Z | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class Z | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Z | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class Z | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class Z | Manufactured Home
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class Z | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Z | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class Z | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class Z | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class Z | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Z | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class Z | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class Z | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Z | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class Z | Weyerhaeuser Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Z | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%